EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE DEFINED CONTRIBUTION PLAN

25.    EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB2,506, RMB3,510 and RMB4,977 (US$791) for the years ended December 31, 2009, 2010 and 2011, respectively.

Obligations for contributions to defined contribution retirement plans for full-time employees in Singapore are recognized as expense in the statements of operations as incurred. The total amounts for such employee benefits, who is also a Director of the Company, were approximately RMB85, RMB78 and RMB97 (US$15) for the years ended December 31, 2009, 2010 and 2011, respectively.